UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                                   Short Hills, NJ      8/13/04
  --------------------------------------------     ---------------      -------
             [Signature]                           [City, State]         Date


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                             ---

Form 13F Information Table Entry Total:                       71
                                                              --

Form 13F Information Table Value Total:                $ 409,118
                                                      ----------
                                                     (thousands)

List of Other Included Managers  NONE


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

          COLUMN 1                COLUMN 2         COLUMN 3      COLUMN 4                COLUMN 5               COLUMN 6

                                                                   VALUE      SHRS OR      SH/        PUT/     INVESTMENT
       NAME OF ISSUER          TITLE OF CLASS       CUSIP        (x$1000)     PRN AMT      PRN        CALL     DISCRETION


Aspen Insurance Holdings Ltd. COM                 G05384105           6,040     260,000     SH                    SOLE
Alexander's, Inc.             COM                 014752109             721       4,300     SH                    SOLE
Alleghany Corp. DEL           COM                 017175100           4,687      16,331     SH                    SOLE
American Financial Realty     COM                 02607P305           1,342      93,900     SH                    SOLE
Trust
Andrew Corp.                  COM                 034425108           7,174     358,500     SH                    SOLE
Arch Wireless Inc             CL  A               039392709           9,942     348,954     SH                    SOLE
BKF Capital Group, Inc.       COM                 05548G102           4,291     147,700     SH                    SOLE
Blockbuster Inc.              CL  A               093679108           2,277     150,000     SH                    SOLE
Boise Cascade Corp.           COM                 097383103          11,292     300,000     SH                    SOLE
Brazil FD Inc.                COM                 105759104           3,781     175,800     SH                    SOLE
Bristol-Myers Squibb Co.      COM                 110122108           3,430     140,000     SH                    SOLE
CIT Group Inc.                COM                 125581108          10,840     283,100     SH                    SOLE
Cambrex Corp.                 COM                 132011107           1,262      50,000     SH                    SOLE
Charming Shoppes Inc          COM                 161133103             714      80,000     SH                    SOLE
Citizens Communications Co.   COM                 17453B101           7,260     600,000     SH                    SOLE
City Investing Co. Liq Tr     Unit Ben Int        177900107             714     362,600     SH                    SOLE
Comcast Corp New              CL A SPL            20030N200           3,865     140,000     SH                    SOLE
Conseco Inc                   COM NEW             208464883          21,915   1,101,273     SH                    SOLE
Crown Holdings Inc            COM                 228368106           9,970   1,000,000     SH                    SOLE
DST Systems, Inc.             COM                 233326107          24,045     500,000     SH                    SOLE
Del Monte Foods Company       COM                 24522P103           1,016     100,000     SH                    SOLE
Dillards Inc.                 CL A                254067101           5,352     240,000     SH                    SOLE
Disney Walt Co.               COM                 254687106           1,912      75,000     SH                    SOLE
Duckwall-Alco Stores, Inc.    COM                 264142100              92       5,500     SH                    SOLE
Edison International          COM                 281020107           4,475     175,000     SH                    SOLE
Enstar Group Inc GA           COM                 29358R107           5,344     102,715     SH                    SOLE
Florida East Coast            COM                 340632108          15,541     402,100     SH                    SOLE
Industries Inc.
Foot Locker Inc               COM                 344849104             487      20,000     SH                    SOLE
Franklin Bank Corp. DEL       COM                 352451108           1,819     115,000     SH                    SOLE
Friedman's Inc.               CL A                358438109             619     160,000     SH                    SOLE
Gencorp Inc.                  COM                 368682100          13,406   1,001,200     SH                    SOLE
Handleman Company             COM                 410252100           2,339     101,000     SH                    SOLE
Hawaiian Holdings, Inc.       COM                 419879101           3,359     469,800     SH                    SOLE
Hearst-Argyle Television,     COM                 422317107           6,445     250,000     SH                    SOLE
Inc.
Helmerich & Payne Inc.        COM                 423452101          14,252     545,000     SH                    SOLE
Highland Hospitality Corp.    COM                 430141101           1,508     150,000     SH                    SOLE
Holly Corp.                   COM                 435758305           4,174     111,600     SH                    SOLE
Hollywood Entertainment Corp. COM                 436141105          11,623     870,000     SH                    SOLE
Honeywell International Inc.  COM                 438516106           9,158     250,000     SH                    SOLE
IKON Office Solutions, Inc.   COM                 451713101          13,133   1,145,000     SH                    SOLE
Johnson & Johnson             COM                 478160104           1,114      20,000     SH                    SOLE
Kmart Holding Corp.           COM                 498780105           7,180     100,000     SH                    SOLE
Knight Trading Group Inc.     COM                 499063105           5,010     500,000     SH                    SOLE
Liberty Media Corp. New       COM SER A           530718105           9,529   1,060,000     SH                    SOLE
Lin TV Corp., Cl. A           CL A                532774106           2,120     100,000     SH                    SOLE
Lydall, Inc.                  COM                 550819106             899      92,000     SH                    SOLE
MI Devs Inc                   CL A SUB VTG        55304X104           6,075     225,000     SH                    SOLE
MVC Capital Inc.              COM                 553829102           2,436     258,000     SH                    SOLE
Manitoba Telecom Services     COM                 563486109           3,402     100,000     SH                    SOLE
Inc.
Medallion Financial Corp.     COM                 583928106           2,056     258,600     SH                    SOLE
Montpelier RE Holdings LTD    SHS                 G62185106          22,218     635,700     SH                    SOLE
Metrocall Holdings Inc.       COM                 59164X105             670      10,000     SH                    SOLE
NUI Corp                      COM                 629431107          11,461     785,000     SH                    SOLE
Nashua Corporation            COM                 631226107           1,516     156,500     SH                    SOLE
Natuzzi S P A                 ADR                 63905A101             376      35,000     SH                    SOLE
Noland Company                COM                 655286102           1,601      37,664     SH                    SOLE
Noranda, Inc.                 COM                 655422103           9,895     575,000     SH                    SOLE
Novoste Corp.                 COM                 67010C100             593     216,600     SH                    SOLE
PG&E Corporation              COM                 69331C108           4,191     150,000     SH                    SOLE
PNC Financial Services Group  COM                 693475105          10,085     190,000     SH                    SOLE
Inc.
Partners Trust Financial      COM                 70213A103             278      14,200     SH                    SOLE
Group, Inc.
Premcor Inc.                  COM                 74045Q104           9,375     250,000     SH                    SOLE
Providian Financial Corp.     NOTE 2/1            74406AAB8           4,523   9,000,000    PRN                    SOLE
Retail Ventures, Inc.         COM                 76128Y102             581      75,000     SH                    SOLE
Southern Union Co New         COM                 844030106           1,686      80,000     SH                    SOLE
Southwest Gas Corp.           COM                 844895102           2,201      91,200     SH                    SOLE
Sovereign Bancorp, Inc.       COM                 845905108           3,978     180,000     SH                    SOLE
Steinway Musical              COM ORD             858495104             140       4,000     SH                    SOLE
Instruments, Inc.
TYCO International Ltd. New   COM                 902124106          22,370     675,000     SH                    SOLE
United Industrial Corp.       COM                 910671106           2,919     125,000     SH                    SOLE
United States Steel Corp.     COM                 912909108           7,024     200,000     SH                    SOLE


[TABLE CONTINUED BELOW]



          COLUMN 1             COLUMN 7                    COLUMN 8

                                OTHER                  VOTING AUTHORITY
       NAME OF ISSUER          MANAGERS        SOLE       SHARED            NONE


Aspen Insurance Holdings Ltd.                 260,000
Alexander's, Inc.                               4,300
Alleghany Corp. DEL                            16,331
American Financial Realty                      93,900
Trust
Andrew Corp.                                  358,500
Arch Wireless Inc                             348,954
BKF Capital Group, Inc.                       147,700
Blockbuster Inc.                              150,000
Boise Cascade Corp.                           300,000
Brazil FD Inc.                                175,800
Bristol-Myers Squibb Co.                      140,000
CIT Group Inc.                                283,100
Cambrex Corp.                                  50,000
Charming Shoppes Inc                           80,000
Citizens Communications Co.                   600,000
City Investing Co. Liq Tr                     362,600
Comcast Corp New                              140,000
Conseco Inc                                 1,101,273
Crown Holdings Inc                          1,000,000
DST Systems, Inc.                             500,000
Del Monte Foods Company                       100,000
Dillards Inc.                                 240,000
Disney Walt Co.                                75,000
Duckwall-Alco Stores, Inc.                      5,500
Edison International                          175,000
Enstar Group Inc GA                           102,715
Florida East Coast                            402,100
Industries Inc.
Foot Locker Inc                                20,000
Franklin Bank Corp. DEL                       115,000
Friedman's Inc.                               160,000
Gencorp Inc.                                1,001,200
Handleman Company                             101,000
Hawaiian Holdings, Inc.                       469,800
Hearst-Argyle Television,                     250,000
Inc.
Helmerich & Payne Inc.                        545,000
Highland Hospitality Corp.                    150,000
Holly Corp.                                   111,600
Hollywood Entertainment Corp.                 870,000
Honeywell International Inc.                  250,000
IKON Office Solutions, Inc.                 1,145,000
Johnson & Johnson                              20,000
Kmart Holding Corp.                           100,000
Knight Trading Group Inc.                     500,000
Liberty Media Corp. New                     1,060,000
Lin TV Corp., Cl. A                           100,000
Lydall, Inc.                                   92,000
MI Devs Inc                                   225,000
MVC Capital Inc.                              258,000
Manitoba Telecom Services                     100,000
Inc.
Medallion Financial Corp.                     258,600
Montpelier RE Holdings LTD                    635,700
Metrocall Holdings Inc.                        10,000
NUI Corp                                      785,000
Nashua Corporation                            156,500
Natuzzi S P A                                  35,000
Noland Company                                 37,664
Noranda, Inc.                                 575,000
Novoste Corp.                                 216,600
PG&E Corporation                              150,000
PNC Financial Services Group                  190,000
Inc.
Partners Trust Financial                       14,200
Group, Inc.
Premcor Inc.                                  250,000
Providian Financial Corp.                   9,000,000
Retail Ventures, Inc.                          75,000
Southern Union Co New                          80,000
Southwest Gas Corp.                            91,200
Sovereign Bancorp, Inc.                       180,000
Steinway Musical                                4,000
Instruments, Inc.
TYCO International Ltd. New                   675,000
United Industrial Corp.                       125,000
United States Steel Corp.                     200,000

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